UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Real Estate Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Real Estate Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 97.60%		$93,439,845

(Cost $52,148,972)

Casinos & Gaming 2.02%		1,934,000

Melco PBL Entertainment (Macau) Ltd., American Depositary
Receipt (Hong Kong) (I)	100,000	1,934,000

Coal & Consumable Fuels 1.07%		1,025,096

Natural Resource Partners LP (L)	5,666	344,436
Natural Resource Partners LP	11,333	680,660

Diversified Capital Markets 0.29%		280,500

HFF Inc. (Class A)	15,000	280,500

Diversified REIT's 9.10%		8,707,953

Allco Commerical Real Estate Investment Trust (Singapore)	3,200,000	2,311,672
British Land Co., Plc (United Kingdom)	60,000	1,842,696
PS Business Parkes, Inc.	8,000	601,680
Vornado Realty Trust	32,300	3,951,905

Highways & Railtracks 1.22%		1,169,797

Road King Infrastructure Ltd. (Hong Kong)	750,000	1,169,797

Hotels, Resorts & Cruise Lines 2.45%		2,340,492

Starwood Hotels & Resorts Worldwide, Inc.	37,400	2,340,492

Industrial Conglomerates 0.46%		444,740

China Everbright International Ltd. (Hong Kong)	2,300,000	444,740

Industrial REIT's 6.54%		6,258,720

AMB Property Corp.	24,000	1,460,400
DCT Industrial Trust, Inc.	76,000	898,320
ProLogis Co.	60,000	3,900,000
Marine 1.29%		1,236,000

Alexander & Baldwin, Inc.	25,000	1,236,000

Mortgage REIT's 0.69%		658,012

CapitalSource, Inc.	23,678	658,012

Office REIT's 13.08%		12,526,514

Alexandria Real Estate Equities, Inc.	17,000	1,842,120
Boston Properties, Inc.	25,000	3,152,250
Digital Realty Trust, Inc.	15,000	539,100
Douglas Emmett, Inc.	77,000	2,106,720
Mack-Cali Realty Corp.	17,500	973,700

John Hancock
Real Estate Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Maguire Properties, Inc.	30,000	1,303,500
SL Green Realty Corp.	17,800	2,609,124

Oil & Gas Exploration & Production 1.02%		975,093

ARC Energy Trust (Canada)	50,000	975,093

Real Estate Management & Development 16.85%		16,127,342

Brookfield Properties Corp. (Canada)	40,750	1,896,505
CB Richard Ellis Group Inc. (I)	20,000	752,200
Eurocastle Investment Ltd. (Guernsey Channel Islands) (C)	23,000	1,225,382
Hongkong Land Holdings Ltd. (Bermuda)	800,000	3,552,000
IVG Immobilien AG (Germany) (C)	35,000	1,576,818
Mapeley Ltd. (Guernsey Channel Islands)	7,500	551,693
Meruelo Maddux Properties, Inc. (I)	18,580	198,434
Shenzhen Investment Ltd. (Hong Kong)	10,000,000	4,072,198
Shun Tak Holdings Ltd. (Hong Kong)	600,000	805,220
Tejon Ranch Co. (I)(L)	16,000	864,480
Ticon Industrial Connection Public Co., Ltd. (Thailand)	1,300,000	632,412

Residential REIT's 18.32%		17,542,811

Apartment Investment & Management Co. (Class A)	23,000	1,440,490
Archstone-Smith Trust	63,502	4,013,961
Avalonbay Communities, Inc.	22,000	3,263,920
BRE Properties, Inc. (Class A)	20,000	1,388,200
Equity Residential	72,500	4,080,300
Essex Property Trust, Inc.	9,500	1,371,230
Home Properties, Inc.	12,000	771,480
United Dominion Realty Trust, Inc.	37,000	1,213,230

Retail REIT's 14.76%		14,135,126

Developers Diversified Realty Corp.	20,000	1,342,400
General Growth Properties, Inc.	48,130	2,960,958
Kimco Realty Corp.	54,000	2,678,400
Macerich Co. (The)	13,500	1,289,655
Simon Property Group, Inc.	43,470	4,972,533
Weingarten Realty Investors	18,000	891,180

Specialized REIT's 8.44%		8,077,649

DiamondRock Hospitality Co.	30,000	565,500
Host Hotels & Resorts, Inc.	127,510	3,375,190
LaSalle Hotel Properties	15,000	714,150
Public Storage, Inc.	26,348	2,865,609
Winston Hotels, Inc.	40,000	557,200

John Hancock
Real Estate Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

		Interest	Par value
Issuer, description, maturity date		rate	(000)	Value
Short-term investments 2.40%				$2,294,934

(Cost $2,294,934)

Joint Repurchase Agreement 1.40%				1,344,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald & Co. — Dated 1-31-07 due 2-1-07 (secured
by U.S. Treasury Inflation Indexed Notes 2.000% due 1-15-16,
2.375% due 4-15-11, 2.500% due 7-15-16 and 3.625% due 1-15-08).
Maturity value: $1,344,195		5.220	1,344	1,344,000

			Shares
Cash Equivalents 1.00%				950,934

AIM Cash Investment Trust (T)			950,934	950,934

Total investments (Cost $54,443,906)	100.00%			$95,734,779

John Hancock
Real Estate Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar-denominated

The cost of investments owned on January 31, 2007, including short-term investments, was $54,443,906. Gross unrealized appreciation and depreciation of investments aggregated $41,436,228 and $145,355, respectively, resulting in net unrealized appreciation of $41,290,873.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

† Non-Independent Trustee

* Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Real Estate Fund.

050Q1 1/07
3/07

MUTUAL FUNDS

John Hancock Multi Cap Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 80.50%		$12,820,742

(Cost $9,642,806)

Apparel Retail 2.67%		425,791

Chico's FAS, Inc. (I)	4,400	91,872
Guess?, Inc. (I)	2,350	169,459
Jos. A. Bank Clothiers, Inc. (I)(L)	5,312	164,460

Apparel, Accessories & Luxury Goods 1.04%		165,096

Coach, Inc. (I)	3,600	165,096
Application Software 9.40%		1,497,643

Amdocs Ltd. (Channel Islands) (I)	6,000	208,080
BEA Systems, Inc. (I)	14,950	184,334
Cadence Design Systems, Inc. (I)	14,350	271,215
Epicor Software Corp. (I)	9,350	129,498
Hyperion Solutions Corp. (I)	3,975	167,825
Mentor Graphics Corp. (I)	23,300	433,380
OpenTV Corp. (Class A) (I)	44,150	103,311
Asset Management & Custody Banks 3.28%		521,883

Affiliated Managers Group, Inc. (I)(L)	2,700	300,780
Ameriprise Financial, Inc.	420	24,763
SEI Investments Co.	3,150	196,340
Auto Parts & Equipment 0.99%		157,642

BorgWarner, Inc.	2,300	157,642
Biotechnology 2.34%		372,961

Amgen, Inc. (I)	5,300	372,961
Communications Equipment 5.72%		910,590

Finisar Corp. (I)(L)	7,750	25,110
InterDigital Communications Corp. (I)	9,550	331,290
Nokia Corp., American Depositary Receipt
(ADR) (Finland)	12,882	284,692
Sonus Networks, Inc. (I)	6,700	48,508
Tekelec (I)(L)	14,350	220,990
Computer Hardware 1.78%		282,688

Apple Computer, Inc. (I)	1,100	94,303
International Business Machines Corp.	1,900	188,385

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Computer Storage & Peripherals 0.77%		122,836

Brocade Communications Systems, Inc. (I)	13,300	114,114
LaserCard Corp. (I)(L)	790	8,722

Construction & Farm Machinery & Heavy Trucks 0.71%		113,431

Astec Industries, Inc. (I)	3,150	113,431

Consumer Electronics 0.92%		145,893

Sony Corp., ADR (Japan)	3,149	145,893

Consumer Finance 0.77%		122,262

American Express Co.	2,100	122,262

Diversified Commercial & Professional Services 0.73%		116,301

CoStar Group, Inc. (I)	2,450	116,301

Electrical Components & Equipment 1.82%		290,493

American Power Conversion Corp.	9,450	290,493

Electronic Equipment Manufacturers 1.27%		201,713

LoJack Corp. (I)	11,250	201,713

Health Care Equipment 5.08%		808,860

Advanced Medical Optics, Inc. (I)(L)	3,713	136,453
ArthroCare Corp. (I)(L)	4,050	149,445
Becton, Dickinson & Co.	3,650	280,831
Greatbatch, Inc. (I)	1,950	57,311
Kyphon, Inc. (I)	3,950	184,820

Health Care Supplies 1.79%		285,568

Alcon, Inc. (Switzerland) (L)	2,425	285,568

Homefurnishing Retail 1.51%		240,642

Select Comfort Corp. (I)(L)	13,050	240,642

Hotels, Resorts & Cruise Lines 1.99%		316,739

Ambassadors Group, Inc.	11,300	316,739

Household Products 2.46%		392,464

Procter & Gamble Co. (The)	6,050	392,464

Hypermarkets & Super Centers 1.45%		231,296

Wal-Mart Stores, Inc.	4,850	231,296

Independent Power Producers & Energy Traders 2.84%		452,182

AES Corp. (The) (I)	21,750	452,182

Industrial Machinery 1.00%		159,229

Danaher Corp.	2,150	159,229

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Integrated Telecommunication Services 0.11%		17,298

NeuStar, Inc. (Class A) (I)	560	17,298

Internet Retail 0.79%		125,102

Nutri/System, Inc. (I)(L)	2,840	125,102

Internet Software & Services 3.32%		528,748

Digital River, Inc. (I)	4,200	214,956
SkillSoft Plc, ADR (Ireland) (I)	45,150	313,792

Investment Banking & Brokerage 1.16%		185,288

E*TRADE Financial Corp. (I)	7,600	185,288

Oil & Gas Drilling 1.15%		183,806

Atwood Oceanics, Inc. (I)	3,800	183,806

Oil & Gas Equipment & Services 1.83%		291,547

Grant Prideco, Inc. (I)	1,650	64,647
W-H Energy Services, Inc. (I)	5,000	226,900

Oil & Gas Exploration & Production 1.11%		175,895

Denbury Resources, Inc. (I)	6,350	175,895

Pharmaceuticals 6.87%		1,094,374

Abbott Laboratories	6,050	320,650
Johnson & Johnson	4,350	290,580
Lilly (Eli) & Co.	5,000	270,600
Pfizer, Inc.	8,100	212,544

Publishing 0.85%		135,608

Meredith Corp.	2,300	135,608

Semiconductor Equipment 2.46%		391,468

Applied Materials, Inc.	7,450	132,088
MEMC Electronic Materials, Inc. (I)	4,950	259,380

Semiconductors 0.71%		113,518

Advanced Analogic Technologies, Inc. (I)	12,150	68,890
CSR Plc (United Kingdom) (I)	3,348	44,628

Soft Drinks 3.05%		486,218

Hansen Natural Corp. (I)(L)	5,400	205,686
PepsiCo, Inc.	4,300	280,532

Specialized Consumer Services 0.78%		124,218

Sotheby's Holdings, Inc. (Class A)	3,350	124,218

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Systems Software 3.98%					633,451

Macrovision Corp. (I)				12,200	301,706
Microsoft Corp.				10,750	331,745

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 19.50%					$3,105,317

(Cost $3,105,317)

Government U.S. Agency 7.54%					1,200,000

Federal Home Loan Bank, Disc Note	4.950%	02-01-07	AAA	$1,200	1,200,000

				Shares
Cash Equivalents 11.96%					1,905,317

AIM Cash Investment Trust (T)				1,905,317	1,905,317

Total investments (Cost $12,748,123) 100.00%					$15,926,059

John Hancock
Multi Cap Growth Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $12,748,123. Gross unrealized appreciation and depreciation of investments aggregated $3,561,617 and $383,681, respectively, resulting in net unrealized appreciation of $3,177,936.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Multi Cap Growth Fund.

100Q1 1/07
3/07

John Hancock

MUTUAL FUNDS

John Hancock Focused Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Focused Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 87.42%		$13,736,261

(Cost $11,372,469)

Air Freight & Logistics 1.87%		293,360

UTi Worldwide, Inc. (British Virgin Islands)	9,650	293,360

Asset Management & Custody Banks 3.62%		569,001

Eaton Vance Corp.	8,775	300,982
SEI Investments Co.	4,300	268,019

Casinos & Gaming 3.08%		483,692

Bally Technologies, Inc. (I)	14,800	284,012
Station Casinos, Inc.	2,400	199,680

Communications Equipment 1.64%		257,355

Comverse Technology, Inc. (I)	13,300	257,355

Computer & Electronics Retail 2.04%		320,580

GameStop Corp. (Class A) (I)(L)	6,000	320,580

Computer Hardware 3.03%		476,133

Avid Technology, Inc. (I)(L)	3,900	144,300
Trident Microsystems, Inc. (I)	15,900	331,833

Computer Storage & Peripherals 1.70%		267,330

SanDisk Corp. (I)	6,650	267,330

Construction & Engineering 4.14%		649,907

Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)	10,865	322,908
Stantec, Inc. (Canada) (I)	13,850	326,999

Construction & Farm Machinery & Heavy Trucks 1.83%		287,760

Oshkosh Truck Corp.	5,450	287,760

Consumer Electronics 1.71%		269,524

Harman International Industries, Inc.	2,850	269,524

Diversified Commercial & Professional Services 3.86%		606,135

ChoicePoint, Inc. (I)	7,500	288,675
Euronet Worldwide, Inc. (I)	11,000	317,460

Electronic Equipment Manufacturers 1.83%		287,463

FLIR Systems, Inc. (I)	9,300	287,463

John Hancock
Focused Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Health Care Equipment 8.67%		1,362,327

Cytyc Corp. (I)	11,350	328,242
Hologic, Inc. (I)	2,850	158,317
Kyphon, Inc. (I)	7,250	339,227
ResMed, Inc. (I)(L)	5,200	273,416
Ventana Medical Systems, Inc. (I)	6,250	263,125

Health Care Services 1.84%		289,755

Covance, Inc. (I)	4,700	289,755

Health Care Supplies 2.04%		320,664

Gen-Probe, Inc. (I)	6,200	320,664

Human Resource & Employment Services 2.19%		343,400

Monster Worldwide, Inc. (I)	6,950	343,400

Industrial Machinery 1.60%		251,505

Middleby Corp. (The) (I)	2,250	251,505

Internet Software & Services 2.18%		343,040

aQuantive, Inc. (I)	12,800	343,040

IT Consulting & Other Services 2.79%		438,737

CACI International, Inc. (Class A) (I)	4,299	202,182
SRA International, Inc. (Class A) (I)	9,350	236,555

Oil & Gas Exploration & Production 5.79%		909,383

Quicksilver Resources, Inc. (I)(L)	7,500	297,450
Southwestern Energy Co. (I)	8,150	313,449
Whiting Petroleum Corp. (I)	6,550	298,484

Pharmaceuticals 6.12%		961,844

Medicis Pharmaceutical Corp. (Class A)	7,950	301,544
Sepracor, Inc. (I)	5,550	316,683
Shire Plc, American Depositary Receipt (ADR) (United Kingdom)	5,413	343,617

Property & Casualty Insurance 1.77%		277,515

Ambac Financial Group, Inc.	3,150	277,515

Regional Banks 5.00%		785,478

Cullen/Frost Bankers, Inc.	4,600	246,238
UCBH Holdings, Inc.	14,800	277,500
Umpqua Holdings Corp.	9,200	261,740

Restaurants 1.42%		223,112

Cheesecake Factory, Inc. (The) (I)(L)	8,075	223,112

John Hancock
Focused Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Semiconductor Equipment 5.26%			826,773

Lam Research Corp. (I)		5,800	265,698
SiRF Technology Holdings, Inc. (I)(L)		10,000	293,600
Varian Semiconductor Equipment Associates, Inc. (I)		6,500	267,475

Semiconductors 1.19%			186,867

Cree, Inc. (I)(L)		12,150	186,867

Specialized Finance 1.92%			302,117

Portfolio Recovery Associates, Inc. (I)(L)		6,950	302,117

Specialty Stores 3.92%			615,662

O'Reilly Automotive, Inc. (I)		8,800	307,208
PetSmart, Inc.		10,100	308,454

Steel 1.35%			212,163

IPSCO, Inc. (Canada)		2,100	212,163

Trading Companies & Distributors 2.02%			317,679

Finning International, Inc. (Canada)		7,868	317,679

Issuer, description, maturity date		Shares	Value

Short-term investments 12.58%			$1,976,810

(Cost $1,976,810)

Cash Equivalents 12.58%			1,976,810

AIM Cash Investment Trust (T)		1,976,810	1,976,810

Total investments (Cost $13,349,279)	100.00%		$15,713,071

John Hancock
Focused Equity Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $13,349,279. Gross unrealized appreciation and depreciation of investments aggregated $2,902,067 and $538,275, respectively, resulting in net unrealized appreciation of $2,363,792.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Focused Equity Fund.

610Q1 1/07
3/07

JOHN HANCOCK MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 84.43%		$4,159,344

(Cost $3,613,101)

Air Freight & Logistics 1.79%		88,160

UTi Worldwide, Inc. (British Virgin Islands)	2,900	88,160

Asset Management & Custody Banks 3.27%		160,860

Eaton Vance Corp.	2,600	89,180
SEI Investments Co.	1,150	71,680

Automotive Retail 1.67%		82,038

O'Reilly Automotive, Inc. (I)	2,350	82,038

Casinos & Gaming 3.33%		164,120

Bally Technologies, Inc. (I)	4,000	76,760
Station Casinos, Inc.	1,050	87,360

Communications Equipment 1.59%		78,367

Comverse Technology, Inc. (I)	4,050	78,367

Computer & Electronics Retail 1.74%		85,488

GameStop Corp. (Class A) (I)(L)	1,600	85,488

Computer Hardware 0.86%		42,550

Avid Technology, Inc. (I)(L)	1,150	42,550

Computer Storage & Peripherals 1.63%		80,400

SanDisk Corp. (I)	2,000	80,400

Construction & Engineering 3.71%		182,989

Chicago Bridge & Iron Co. NV (NY Reg Shares)
(Netherlands)	2,900	86,188
Stantec, Inc. (Canada) (I)	4,100	96,801

Construction & Farm Machinery & Heavy Trucks 1.98%		97,680

Oshkosh Truck Corp.	1,850	97,680

Consumer Electronics 1.84%		90,787

Harman International Industries, Inc.	960	90,787

Data Processing & Outsourced Services 1.87%		92,352

Euronet Worldwide, Inc. (I)	3,200	92,352

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Diversified Commercial & Professional Services 1.56%		76,980

ChoicePoint, Inc. (I)	2,000	76,980

Education Services 1.91%		94,130

Laureate Education, Inc. (I)	1,560	94,130

Electronic Equipment Manufacturers 1.82%		89,639

FLIR Systems, Inc. (I)	2,900	89,639

Health Care Equipment 6.78%		334,232

Cytyc Corp. (I)	3,350	96,882
Hologic, Inc. (I)	900	49,995
Kyphon, Inc. (I)	2,150	100,598
ResMed, Inc. (I)	1,650	86,757

Health Care Supplies 1.74%		85,855

Gen-Probe, Inc. (I)	1,660	85,855

Human Resource & Employment Services 1.86%		91,408

Monster Worldwide, Inc. (I)	1,850	91,408

Industrial Machinery 1.82%		89,424

Middleby Corp. (The) (I)	800	89,424

Internet Software & Services 2.09%		103,180

aQuantive, Inc. (I)	3,850	103,180

IT Consulting & Other Services 2.72%		133,795

CACI International, Inc. (Class A) (I)	1,500	70,545
SRA International, Inc. (Class A) (I)	2,500	63,250

Life Sciences Tools & Services 3.23%		159,158

Covance, Inc. (I)	1,250	77,063
Ventana Medical Systems, Inc. (I)	1,950	82,095

Oil & Gas Exploration & Production 4.99%		245,602

Quicksilver Resources, Inc. (I)(L)	2,000	79,320
Southwestern Energy Co. (I)	2,250	86,535
Whiting Petroleum Corp. (I)	1,750	79,747
Pharmaceuticals 5.89%		290,267

Medicis Pharmaceutical Corp. (Class A)	2,300	87,239
Sepracor, Inc. (I)	1,500	85,590
Shire Plc, American Depositary Receipt (United
Kingdom)	1,850	117,438

Property & Casualty Insurance 1.65%		81,052

Ambac Financial Group, Inc.	920	81,052

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Regional Banks 4.68%					230,752

Cullen/Frost Bankers, Inc.				1,625	86,986
UCBH Holdings, Inc.				3,950	74,063
Umpqua Holdings Corp.				2,450	69,703

Restaurants 1.21%					59,405

Cheesecake Factory, Inc. (The) (I)				2,150	59,405

Semiconductor Equipment 3.53%					173,715

Lam Research Corp. (I)				1,850	84,749
Varian Semiconductor Equipment Associates, Inc.
(I)				2,162	88,966

Semiconductors 5.26%					258,879

Cree, Inc. (I)(L)				3,650	56,137
SiRF Technology Holdings, Inc. (I)(L)				3,600	105,696
Trident Microsystems, Inc. (I)				4,650	97,046

Specialized Finance 1.64%					80,637

Portfolio Recovery Associates, Inc. (I)(L)				1,855	80,637

Specialty Stores 1.67%					82,458

PetSmart, Inc.				2,700	82,458
Steel 1.38%					68,195

IPSCO, Inc. (Canada)				675	68,195
Trading Companies & Distributors 1.72%					84,790

Finning International, Inc. (Canada)				2,100	84,790

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 15.57%					$767,151

(Cost $767,151)

Government U.S. Agency 7.14%					352,000

Federal Home Loan Bank, Disc Note	4.950%	02-01-07	AAA	$352	352,000
				Shares
Cash Equivalents 8.43%					415,151

AIM Cash Investment Trust (T)				415,151	415,151

Total investments (Cost $4,380,252)	100.00%				$4,926,495

John Hancock
Mid Cap Equity Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $4,380,252. Gross unrealized appreciation and depreciation of investments aggregated $705,922 and $159,679, respectively, resulting in net unrealized appreciation of $546,243.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q1 1/07
3/07

John Hancock
MUTUAL FUNDS

John Hancock Technology Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 78.08%		$201,458,196
(Cost $181,555,392)

Application Software 1.80%		4,647,793

BEA Systems, Inc. (I)	376,950	4,647,793

Broadcasting & Cable TV 1.68%		4,327,656

XM Satellite Radio Holdings, Inc. (Class A) (I)(L)	304,550	4,327,656

Coal & Consumable Fuels 0.51%		1,306,660

Aventine Renewable Energy Holdings, Inc. (I)(L)	82,700	1,306,660

Communications Equipment 13.85%		35,734,154

Cisco Systems, Inc. (I)	375,000	9,971,250
Comverse Technology, Inc. (I)	287,200	5,557,320
Corning, Inc. (I)	289,050	6,023,802
Finisar Corp. (I)(L)	574,400	1,861,056
Motorola, Inc.	148,900	2,955,665
Nokia Corp., American Depositary Receipt (ADR)
(Finland)	100,836	2,228,476
Primus Telecommunications Group, Inc. (I)	67,620	39,558
QUALCOMM, Inc.	188,450	7,097,027

Computer & Electronics Retail 1.19%		3,074,400

Best Buy Co., Inc.	61,000	3,074,400

Computer Hardware 6.09%		15,715,219

Apple Computer, Inc. (I)	90,950	7,797,143
Hewlett-Packard Co.	182,950	7,918,076

Computer Storage & Peripherals 3.01%		7,773,889

Rackable Systems, Inc. (I)(L)	201,590	3,850,369
SanDisk Corp. (I)	97,600	3,923,520

Data Processing & Outsourced Services 2.01%		5,193,357

Euronet Worldwide, Inc. (I)(L)	179,950	5,193,357

Diversified Banks 0.09%		223,438

First Internet Bancorp (I)	14,369	223,438

Electrical Components & Equipment 1.03%		2,666,709

Color Kinetics, Inc. (I)	131,950	2,666,709

Electronic Equipment Manufacturers 1.48%		3,818,295

International Rectifier Corp. (I)	91,500	3,818,295

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Electronic Manufacturing Services 1.26%		3,258,092

Jabil Circuit, Inc. (I)	129,450	3,105,506
Silicon Genesis Corp. (I)(K)	143,678	152,586

Environmental & Facilities Service 1.55%		3,993,780

Force Protection, Inc. (I)(K)	222,000	3,993,780

Health Care Equipment 0.02%		54,098

SerOptix (I)(K)	491,800	54,098

Health Care Supplies 0.46%		1,183,798

Metabolix, Inc. (I)	74,080	1,183,798
Household Appliances 1.51%		3,892,423

iRobot Corp. (I)(L)	213,050	3,892,423

Human Resource & Employment Services 1.55%		4,002,210

Monster Worldwide, Inc. (I)(L)	81,000	4,002,210

Integrated Oil & Gas 1.78%		4,598,100

Sasol Ltd. (ADR) (South Africa)	135,000	4,598,100

Internet Software & Services 8.03%		20,709,678

Akamai Technologies, Inc. (I)(L)	92,350	5,188,223
DivX, Inc. (I)(L)	50,430	1,068,107
Google, Inc. (Class A) (I)(L)	13,200	6,617,160
Opsware, Inc. (I)(L)	325,500	2,604,000
Vocus, Inc. (I)	128,750	2,401,188
Yahoo!, Inc. (I)(L)	100,000	2,831,000

It Consulting & Other Services 0.00%		1,532

Gomez, Inc. (I)(K)	328	1,532

Oil & Gas Equipment & Services 1.24%		3,197,088

Grant Prideco, Inc. (I)	81,600	3,197,088

Semiconductor Equipment 5.36%		13,826,095

Cymer, Inc. (I)	122,850	5,187,955
MEMC Electronic Materials, Inc. (I)	164,850	8,638,140

Semiconductors 4.59%		11,838,023

QuickLogic Corp. (I)	679,300	2,099,037
Trident Microsystems, Inc. (I)(L)	466,650	9,738,986

Systems Software 11.96%		30,848,891

Macrovision Corp. (I)	334,800	8,279,604
Microsoft Corp.	268,250	8,278,195
Oracle Corp. (I)	219,600	3,768,336

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Quality Systems, Inc. (I)(L)		80,300	3,407,129
Red Hat, Inc. (I)(L)		313,050	7,115,627
Wireless Telecommunication Services 6.03%			15,572,818

American Tower Corp. (Class A) (I)		135,000	5,377,050
Globecomm Systems, Inc. (I)		100,000	1,097,000
Globecomm Systems, Inc. (I)		200,000	2,194,000
RF Micro Devices, Inc. (I)(L)		894,400	6,904,768

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 0.12%			$305,014
(Cost $1,230,942)

Health Care Equipment 0.11%			275,000

SerOptix Series A (G)(I)(K)	CC-	500,000	125,000
SerOptix Series B (G)(I)(K)	CC-	500,000	150,000
It Consulting & Other Services 0.01%			30,014

Gomez, Inc. (G)(I)(K)	CC	6,427	30,014

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 21.80%			$56,261,498

(Cost $56,261,498)

		Shares
Cash Equivalents 21.80%			56,261,498

AIM Cash Investment Trust (T)		56,261,498	56,261,498

Total investments (Cost $239,047,832)	100.00%		$258,024,708

John Hancock
Technology Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of January 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $239,047,832. Gross unrealized appreciation and depreciation of investments aggregated $37,882,511 and $18,905,635, respectively, resulting in net unrealized appreciation of $18,976,876.

Footnotes to Schedule of Investments - Page 1

John Hancock
Technology Fund
Direct Placement Securities
January 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's total	Value as of
Issuer, description	date	cost	investments	January 31, 2007

Force Protection, Inc.
common stock	12-19-06	$2,608,500	1.55%	$3,993,780
Gomez, Inc.
common stock	09-10-02	2,177,612	0.00	1,532
preferred stock	01-23-06	64,275	0.01	30,014
SerOptix
common stock	01-12-98	50	0.02	54,098
preferred stock, Ser A	01-12-98	500,000	0.05	125,000
preferred stock, Ser B	04-05-00	666,667	0.06	150,000
Silicon Genesis Corp.
common stock	09-05-00	2,999,997	0.06	152,586

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technology Fund.

830Q1 1/07
3/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 2, 2007